Current and Deferred Income Tax (Details 6)	12 Months Ended
Jun. 30, 2021 ARS ($)
Range Three [Member]
Statement [Line Items]
Corporate income tax more percentage	35.00%
Range one [Member]
Statement [Line Items]
Corporate income tax more percentage	25.00%
Range Two [Member]
Statement [Line Items]
Corporate income tax more percentage	30.00%
On surplus of[Member] | Range Three [Member]
Statement [Line Items]
Corporate income tax	$ 50,000,000
On surplus of[Member] | Range one [Member]
Statement [Line Items]
Corporate income tax	0
On surplus of[Member] | Range Two [Member]
Statement [Line Items]
Corporate income tax	5,000,000
Accumulated net taxable profit To [Member] | Range one [Member]
Statement [Line Items]
Corporate income tax	5,000,000
Accumulated net taxable profit To [Member] | Range Two [Member]
Statement [Line Items]
Corporate income tax	50,000,000
Accumulated net taxable profit More of [Member] | Range Three [Member]
Statement [Line Items]
Corporate income tax	50,000,000
Accumulated net taxable profit More of [Member] | Range one [Member]
Statement [Line Items]
Corporate income tax	0
Accumulated net taxable profit More of [Member] | Range Two [Member]
Statement [Line Items]
Corporate income tax	5,000,000
Will pay [Member] | Range Three [Member]
Statement [Line Items]
Corporate income tax	14,750,000
Will pay [Member] | Range Two [Member]
Statement [Line Items]
Corporate income tax	$ 1,250,000